PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2025	September 30, 2024
Prepayment of service fee	$281,959	$73,616
Other current assets	13,600	49,060
Total	$295,559	$122,676

Other current assets mainly represent guarantee deposit for advertisement platform.